Segment Information Operating Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net premiums earned	$ 81,661	$ 70,799	$ 58,665
Fees and other revenues	1,196	1,064	889
Total underwriting revenue	82,857	71,863	59,554
Losses (excluding catastrophe losses)	45,303	40,115	38,378
Catastrophe losses	1,478	2,514	1,794
Loss adjustment expenses	7,178	6,431	5,483
Total losses and loss adjustment expenses	53,959	49,060	45,655
Distribution expenses	10,949	9,138	5,978
Other underwriting expenses	7,700	5,707	4,929
Total underwriting expenses	18,649	14,845	10,907
Pretax underwriting profit (loss)	10,249	7,958	2,992
Investment profit (loss)	4,276	3,067	2,219
Service businesses	(24)	(33)	(39)
Interest expense	(278)	(279)	(268)
Income before income taxes	14,223	10,713	4,904
Operating Segments | Personal Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Net premiums earned	70,778	60,091	48,765
Fees and other revenues	1,060	893	740
Total underwriting revenue	71,838	60,984	49,505
Losses (excluding catastrophe losses)	39,222	33,684	31,509
Catastrophe losses	1,437	2,434	1,753
Loss adjustment expenses	6,003	5,325	4,487
Total losses and loss adjustment expenses	46,662	41,443	37,749
Distribution expenses	9,720	7,969	4,904
Other underwriting expenses	6,602	4,732	3,967
Total underwriting expenses	16,322	12,701	8,871
Pretax underwriting profit (loss)	8,854	6,840	2,885
Operating Segments | Commercial Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Net premiums earned	10,881	10,707	9,899
Fees and other revenues	136	171	149
Total underwriting revenue	11,017	10,878	10,048
Losses (excluding catastrophe losses)	6,080	6,421	6,866
Catastrophe losses	41	80	41
Loss adjustment expenses	1,175	1,109	993
Total losses and loss adjustment expenses	7,296	7,610	7,900
Distribution expenses	1,225	1,168	1,073
Other underwriting expenses	1,080	964	952
Total underwriting expenses	2,305	2,132	2,025
Pretax underwriting profit (loss)	1,416	1,136	123
Operating Segments | Other Indemnity | Underwriting Operations
Segment Reporting Information [Line Items]
Net premiums earned	2	1	1
Fees and other revenues	0	0	0
Total underwriting revenue	2	1	1
Losses (excluding catastrophe losses)	1	10	3
Catastrophe losses	0	0	0
Loss adjustment expenses	0	(3)	3
Total losses and loss adjustment expenses	1	7	6
Distribution expenses	4	1	1
Other underwriting expenses	18	11	10
Total underwriting expenses	22	12	11
Pretax underwriting profit (loss)	$ (21)	$ (18)	$ (16)